Loans (Tables)	12 Months Ended
Dec. 31, 2015
Loans [Abstract]
Schedule Of Finance Receivables

Finance Receivables by Product (dollars in millions)

	December 31,	December 31,
	2015	2014
Commercial Loans	$21,380.9	$14,878.5
Direct financing leases and leveraged leases	3,427.5	4,616.5
Total commercial	24,808.4	19,495.0
Consumer Loans	6,863.3	–
Total finance receivables	31,671.7	19,495.0
Finance receivables held for sale	1,985.1	779.9
Finance receivables and held for sale receivables (1)	$33,656.8	$20,274.9

(1)Assets held for sale on the Balance Sheet includes finance receivables and operating lease equipment primarily related to portfolios in Canada, China and the U.K.  As discussed in subsequent tables, since the Company manages the credit risk and collections of finance receivables held for sale consistently with its finance receivables held for investment, the aggregate amount is presented in this table.

Schedule Of Finance Receivables By Segment, Based On Obligor Location

Finance Receivables (dollars in millions)

	December 31, 2015			December 30, 2014
	Domestic	Foreign	Total	Domestic	Foreign	Total
Transportation Finance	$815.1	$2,727.0	$3,542.1	$812.6	$2,120.6	$2,933.2
Commercial Banking	20,607.9	321.3	20,929.2	14,645.1	383.9	15,029.0
Consumer and Community Banking	7,200.4	–	7,200.4	–	–	–
Non-Strategic Portfolios	–	–	–	–	1,532.8	1,532.8
Total	$28,623.4	$3,048.3	$31,671.7	$15,457.7	$4,037.3	$19,495.0

Components Of Net Investment In Finance Receivables

Components of Net Investment in Finance Receivables (dollars in millions)

	December 31,	December 31,
	2015	2014
Unearned income	$(870.4)	$(1,037.8)
Equipment residual values	662.8	684.2
Unamortized premiums / (discounts)	(34.0)	(22.0)
Accretable yield on PCI loans	1,294.0	–
Net unamortized deferred costs and (fees) (1)	42.9	48.5
Leveraged lease third party non-recourse debt payable	(154.0)	(180.5)

(1)Balance relates to Commercial Banking and Transportation Finance segments.

Finance And Held-For-Sale Receivables - By Risk Rating

Commercial Finance and Held for Sale Receivables – Risk Rating by Class / Segment (dollars in millions)

Grade:	Pass	Special Mention	Classified- accruing	Classified- non-accrual	PCI Loans	Total
December 31, 2015
Transportation Finance
Aerospace	$1,635.7	$65.0	$46.2	$15.4	$–	$1,762.3
Rail	118.9	1.4	0.6	–	–	120.9
Maritime Finance	1,309.0	162.0	207.4	–	–	1,678.4
Total Transportation Finance	3,063.6	228.4	254.2	15.4	–	3,561.6
Commercial Banking
Commercial Finance	8,215.0	626.4	389.9	131.5	69.4	9,432.2
Real Estate Finance	5,143.2	97.6	18.6	3.6	94.6	5,357.6
Business Capital	5,649.0	517.0	320.1	56.0	–	6,542.1
Total Commercial Banking	19,007.2	1,241.0	728.6	191.1	164.0	$21,331.9
Consumer and Community Banking
Other Consumer Banking	300.6	12.1	18.3	–	5.3	336.3
Non-Strategic Portfolios	1,286.3	115.4	60.1	56.0	–	1,517.8
Total	23,657.7	1,596.9	1,061.2	262.5	169.3	26,747.6
December 31, 2014
Transportation Finance
Aerospace	$1,742.0	$11.4	$43.0	$0.1	$–	$1,796.5
Rail	127.5	1.4	1.1	–	–	130.0
Maritime Finance	1,026.4	–	–	–	–	1,026.4
Total Transportation Finance	2,895.9	12.8	44.1	0.1	–	2,952.9
Commercial Banking
Commercial Finance	5,937.3	547.5	122.8	30.8	–	6,638.4
Real Estate Finance	1,692.0	76.6	–	–	–	1,768.6
Business Capital	5,633.3	590.7	363.2	57.7	–	6,644.9
Total Commercial Banking	$13,262.6	$1,214.8	$486.0	$88.5	$–	$15,051.9
Non- Strategic Portfolios	$1,950.5	$165.7	$82.0	$71.9	$–	$2,270.1
Total	$18,109.0	$1,393.3	$612.1	$160.5	$–	$20,274.9

Schedule Of Consumer Loan LTV Distributions

Consumer Loan LTV Distributions at December 31, 2015 (dollars in millions)

	Single Family Residential					Reverse Mortgage
	Covered Loans		Non-covered Loans		Total Single Family	Covered Loans	Non-covered loans		Total Reverse	Total Consumer
	Non- PCI	PCI	Non- PCI	PCI	Residential	Non- PCI	Non- PCI	PCI	Mortgages	Loans
Greater than 125%	$1.1	$395.6	$0.8	$15.7	$413.2	$1.0	$3.9	$39.3	$44.2	$457.4
101% - 125%	3.6	619.9	0.2	14.9	638.6	2.5	6.5	17.0	26.0	664.6
80% - 100%	449.3	552.1	14.3	11.4	1,027.1	26.5	37.4	7.0	70.9	1,098.0
Less than 80%	1,621.0	829.3	1,416.1	12.9	3,879.3	432.6	312.5	11.1	756.2	4,635.5
Not Applicable (1)	–	–	7.8	–	7.8	–	–	–	–	7.8
Total	$2,075.0	$2,396.9	$1,439.2	$54.9	$5,966.0	$462.6	$360.3	$74.4	$897.3	$6,863.3

(1)Certain Consumer Loans do not have LTV’s, including the Credit Card portfolio.

There are no prior period balances in the above table as the Company did not have consumer loans prior to the acquisition of OneWest Bank.

Schedule Of Covered Loans By Segment	Covered Loans (dollars in millions)

	PCI	Non-PCI	Total
Consumer and Community Banking loans HFI at carrying value	$2,396.9	$2,537.6	$4,934.5

Finance And Held For Sale Receivables - Delinquency Status

Finance and Held for Sale Receivables –  Delinquency Status (dollars in millions)

	Past Due
	30–59 Days		60–89 Days	90 Days or	Total		PCI Loans
	Past Due		Past Due	Greater	Past Due	Current (1)	(2)	Total
December 31, 2015
Transportation Finance
Aerospace	$1.4		$–	$15.4	$16.8	$1,745.5	$–	$1,762.3
Rail	8.5		2.0	2.1	12.6	108.3	–	120.9
Maritime Finance	–		–	–	–	1,678.4	–	1,678.4
Total Transportation Finance	9.9		2.0	17.5	29.4	3,532.2	–	3,561.6
Commercial Banking
Commercial Finance	–		–	20.5	20.5	9,342.3	69.4	9,432.2
Real Estate Finance	1.9		–	0.7	2.6	5,260.4	94.6	5,357.6
Business Capital	131.1		32.8	26.8	190.7	6,351.4	–	6,542.1
Total Commercial Banking	133.0		32.8	48.0	213.8	20,954.1	164.0	21,331.9
Consumer and Community Banking
Legacy Consumer Mortgages	15.8		1.7	4.1	21.6	2,923.8	2,526.2	5,471.6
Other Consumer Banking	2.7		0.3	0.4	3.4	1,765.2	5.3	1,773.9
Total Consumer and Community Banking	18.5		2.0	4.5	25.0	4,689.0	2,531.5	7,245.5
Non-Strategic Portfolios	18.7		22.1	33.7	74.5	1,443.3	–	1,517.8
Total	$180.1		$58.9	$103.7	$342.7	$30,618.6	$2,695.5	$33,656.8
December 31, 2014
Transportation Finance
Aerospace	$–		$–	$0.1	$0.1	$1,796.4	$–	$1,796.5
Rail	5.2		1.9	4.2	11.3	118.7	–	130.0
Maritime Finance	–	-	–	–	–	1,026.4	–	1,026.4
Total Transportation Finance	5.2		1.9	4.3	11.4	2,941.5	–	2,952.9
Commercial Banking
Commercial Finance	4.4		–	0.5	4.9	6,633.5	–	6,638.4
Real Estate Finance	–		–	–	–	1,768.6	–	1,768.6
Business Capital	143.5		30.4	13.7	187.6	6,457.3	–	6,644.9
Total Commercial Banking	147.9		30.4	14.2	192.5	14,859.4	–	15,051.9
Non-Strategic Portfolios	72.7		19.7	33.3	125.7	2,144.4	–	2,270.1
Total	$225.8		$52.0	$51.8	$329.6	$19,945.3	$–	$20,274.9

(1)Due to their nature, reverse mortgage loans are included in Current, as they do not have contractual payments due at a specified time.

(2)PCI loans are written down at acquisition to their fair value using an estimate of cash flows deemed to be collectible.  Accordingly, such loans are no longer classified as past due or non-accrual even though they may be contractually past due as we expect to fully collect the new carrying values of these loans.

Finance Receivables On Non-accrual Status

Finance Receivables on Non-Accrual Status (dollars in millions)

	December 31, 2015			December 31, 2014
	Held for Investment	Held for Sale	Total	Held for Investment	Held for Sale	Total
Transportation Finance
Aerospace	$15.4	$–	$15.4	$0.1	$–	$0.1
Total Transportation Finance	15.4	–	15.4	0.1	–	0.1
Commercial Banking
Commercial Finance	120.5	11.0	131.5	30.8	–	30.8
Real Estate Finance	3.6	–	3.6	–	–	–
Business Capital	56.0	–	56.0	57.7	–	57.7
Total Commercial Banking	180.1	11.0	191.1	88.5	–	88.5
Consumer and Community Banking
Legacy Consumer Mortgage	4.2	0.6	4.8	–	–	–
Other Consumer Banking	–	0.4	0.4	–	–	–
Total Consumer and Community Banking	4.2	1.0	5.2	–	–	–
Non-Strategic Portfolios	–	56.0	56.0	34.8	37.1	71.9
Total	$199.7	$68.0	$267.7	$123.4	$37.1	$160.5
Repossessed assets and OREO			127.3			0.8
Total non-performing assets			$395.0			$161.3
Commercial loans past due 90 days or more accruing			15.6			10.3
Consumer loans past due 90 days or more accruing			0.2			–
Total Accruing loans past due 90 days or more			$15.8			$10.3

Schedule Of Loans In Process Of Foreclosure

(dollars in millions)	December 31, 2015
PCI	$320.0
Non-PCI	71.0
Loans in process of foreclosure	$391.0
OREO	$118.0

Impaired Loans

Impaired Loans (dollars in millions)

		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment(3)
December 31, 2015
With no related allowance recorded:
Commercial Banking
Commercial Finance	15.4	22.8	–	6.5
Business Capital	6.3	9.7	–	5.9
Real Estate Finance	0.2	0.8	–	0.7
Non-Strategic Portfolios	–	–	–	7.3
With an allowance recorded:
Transportation Finance
Aerospace	15.4	15.4	0.4	5.0
Commercial Banking
Commercial Finance	102.6	112.1	22.7	53.2
Business Capital	9.7	11.7	4.7	5.4
Non-Strategic Portfolios	–	–	–	7.3
Total Impaired Loans(1)	149.6	172.5	27.8	91.3
Total Loans Impaired at Acquisition Date and Convenience Date(2)	2,695.5	3,977.3	4.9	1,108.0
Total	$2,845.1	$4,149.8	$32.7	$1,199.3

December 31, 2014
With no related allowance recorded:
Commercial Banking
Commercial Finance	$1.2	$1.2	$–	$104.9
Business Capital	6.7	6.9	–	10.2
Non-Strategic Portfolios	13.3	21.1	–	15.9
With an allowance recorded:
Transportation Finance
Aerospace	–	–	–	9.0
Commercial Banking
Commercial Finance	29.6	34.3	11.4	43.6
Business Capital	–	–	–	3.6
Non-Strategic Portfolios	6.0	6.0	1.0	3.4
Total Impaired Loans(1)	56.8	69.5	12.4	190.6
Total Loans Impaired at Convenience Date(2)	1.2	15.8	0.5	26.4
Total	$58.0	$85.3	$12.9	$217.0

(1)Interest income recorded for the years ended December 31, 2015 and  December 31, 2014 while the loans were impaired were $1.5 million and $10.1 million, of which $0.5 and $0.7 million was interest recognized using cash-basis method of accounting for each year, respectively.

(2)Details of finance receivables that were identified as impaired at the Acquisition Date and Convenience Date are presented under Loans Acquired with Deteriorated Credit Quality.

(3)Average recorded investment for the year ended December 31, 2015 and year ended December 31, 2014.

Purchased Credit Impaired Loans With Deteriorated Credit Quality

Purchased Credit Impaired Loans at December 31, 2015 (dollars in millions)(1)

	Unpaid Principal Balance	Carrying Value	Allowance for Loan Losses
Commercial Banking
Commercial Finance	$115.5	$69.4	$2.5
Real Estate Finance	161.1	94.6	0.6
Consumer and Community Banking
Other Consumer Banking	6.8	5.3	–
Legacy Consumer Mortgages	3,693.9	2,526.2	1.8
	$3,977.3	$2,695.5	$4.9

(1)PCI loans prior to the OneWest Transaction were not significant and are not included.

Summary Of Commercial PCI Loans

	December 31, 2015
(dollars in millions)	Non- criticized	Criticized	Total
Commercial Banking	$5.3	$64.1	$69.4
Real Estate Finance	33.2	61.4	94.6
Total	$38.5	$125.5	$164.0

PCI Loans At Acquistion Date

PCI Loans at Acquisition Date (dollars in millions)

	Consumer	Commercial	Total
Contractually required payments, including interest(1)	$6,891.4	$408.5	$7,299.9
Less: Non-accretable difference	(2,977.3)	(181.5)	(3,158.8)
Cash flows expected to be collected(2)	3,914.1	227.0	4,141.1
Less: Accretable yield	(1,222.6)	(32.2)	(1,254.8)
Fair value of loans acquired at acquisition date	$2,691.5	$194.8	$2,886.3

(1)During the quarter ended December 31, 2015, Management determined that $15.0 million (UPB) of PCI loans as of the acquisition date should have been classified as HFI loans. This reclassification reduced the fair value of the PCI loans acquired from the OneWest Transaction by $14.5 million. In addition, the Company recognized a measurement period adjustment totaling $16.5 million as a reduction to the acquired PCI loans with an increase to the recognized goodwill from the OneWest Transaction, which resulted in a decrease of non-accretable difference by $35.7 million and an increase of $53.0 million of accretable yield.

(2)Represents undiscounted expected principal and interest cash flows at acquisition.

Schedule Of Changes To The Accretable Yield For PCI Loans

(dollars in millions)	Accretable
Yield
Balance at August 3, 2015	$1,254.8
Accretion into interest income	(81.3)
Reclassification from non-accretable difference	126.9
Disposals and Other	(6.4)
Balance at December 31, 2015	$1,294.0

Estimated Future Advances To Reverse Mortgages

Estimated Future Advances in Reverse Mortgagors (dollars in millions)

As of December 31, 2015, the Company’s estimated future advances to reverse mortgagors are as follows:

Year Ending:

2016	$17.2
2017	14.2
2018	11.7
2019	9.6
2020	7.8
Years 2021 - 2025	21.3
Years 2026 - 2030	6.5
Years 2031 - 2035	1.7
Thereafter	0.4
Total (1), (2)	$90.4

(1)This table does not take into consideration cash inflows including payments from mortgagors or payoffs based on contractual terms.

(2)This table includes the reverse mortgages supported by the Company as a result of the IndyMac loss-share agreements with the FDIC.  As of December 31, 2015, the Company is responsible for funding up to a remaining $48 million of the total amount.  Refer to the Indemnification Asset footnote for more information on this agreement and the Company’s responsibilities toward this reverse mortgage portfolio.